SPDR SSGA My2035 Corporate Bond ETF Expense Example - SPDR SSGA My2035 Corporate Bond ETF - SPDR SSGA My2035 Corporate Bond ETF	Sep. 10, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	$ 48